Shareholder's Equity and Earnings Per Common Share - Common Share Rollforward (Details)							12 Months Ended
	Dec. 31, 2013	Apr. 11, 2013	Apr. 10, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2013 Common stock		Dec. 31, 2012 Common stock		Dec. 31, 2010 Common stock		Dec. 31, 2013 Treasury stock	Dec. 31, 2012 Treasury stock		Dec. 31, 2011 Treasury stock		Dec. 31, 2010 Treasury stock
Common shares, beginning balance	261,675,811	230,000,000	100,207	230,000,000	230,000,000	[1]	230,079,120	[1]	230,100,000	[1]	230,100,000	[1]	(100,000)	(100,000)	[1]	(100,000)	[1]	(100,000)	[1]
Shares issued							30,800,000		0	[1]
Issuance of shares for share-based incentive compensation, net							900,000		0	[1]
Common shares, ending balance	261,675,811	230,000,000	100,207	230,000,000	230,000,000	[1]	261,754,931		230,079,120	[1]	230,100,000	[1]	(100,000)	(100,000)	[1]	(100,000)	[1]	(100,000)	[1]

[1]	Share amounts give retroactive effect to the 2,295.248835-to-1 stock split effected on April 11, 2013.